Exploration and Evaluation Assets - Assets at Stibnite Gold Project (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Exploration and Evaluation Assets
Interest on notes payable	$ 116,546	$ 116,546	$ 116,546
Mineral claims	84,319,028	83,828,533	83,538,047
Royalty interest	1,026,750	1,026,750	1,026,750
Sale of royalty interest	(13,548,460)	(13,548,460)	(13,548,460)
Additions to mineral claims	490,495	290,486
Total	$ 71,913,864	$ 71,423,369	$ 71,132,883